Parent Entity Information (Unaudited) - Schedule of Financial Position (Details) - Parent Entity [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Position [Line Items]
Total non-current assets	$ 1,500,101	$ 1,500,102
Total current assets	36,996,376	51,932,966
Total assets	38,496,477	53,433,068
Total current liabilities	(1,310,140)	(15,578,891)
Total non-current liabilities		(518,343)
Total liabilities	(1,310,140)	(16,097,234)
Total assets less liabilities	37,186,337	37,335,834
Equity
Issued capital	68,862,716	68,844,716
Accumulated losses	(31,676,379)	(31,508,882)
Total equity	$ 37,186,337	$ 37,335,834